Investment Strategy - GROWTH FUND OF AMERICA	Oct. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund normally invests at least 80% of its assets in growth investments. For purposes of this policy, the investment adviser currently defines growth investments as investments in companies that appear to offer superior opportunities for growth of capital. In making this determination, the investment adviser considers companies to offer superior opportunities for growth of capital if they are included in the Russell 3000 Growth Index, MSCI ACWI IMI Growth Index, or S&P Super Composite Growth Index in the current or prior year, if they exhibit the potential for growth based on factors such as historical or projected revenue, free cash flow, or alternative cash flow or valuation metrics for certain industries, or if the investment adviser expects the company to contribute to the fund’s long-term growth of capital based on factors such as whether the company is attractively valued or is positioned to benefit from innovation, economic growth, increasing consumer demand, or a turnaround in business conditions. The fund invests primarily in common stocks of large and mid-capitalization issuers. The fund may invest up to 25% of its assets outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, the investment adviser currently defines growth investments as investments in companies that appear to offer superior opportunities for growth of capital. In making this determination, the investment adviser considers companies to offer superior opportunities for growth of capital if they are included in the Russell 3000 Growth Index, MSCI ACWI IMI Growth Index, or S&P Super Composite Growth Index in the current or prior year, if they exhibit the potential for growth based on factors such as historical or projected revenue, free cash flow, or alternative cash flow or valuation metrics for certain industries, or if the investment adviser expects the company to contribute to the fund’s long-term growth of capital based on factors such as whether the company is attractively valued or is positioned to benefit from innovation, economic growth, increasing consumer demand, or a turnaround in business conditions.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, the investment adviser currently defines growth investments as investments in companies that appear to offer superior opportunities for growth of capital. In making this determination, the investment adviser considers companies to offer superior opportunities for growth of capital if they are included in the Russell 3000 Growth Index, MSCI ACWI IMI Growth Index, or S&P Super Composite Growth Index in the current or prior year, if they exhibit the potential for growth based on factors such as historical or projected revenue, free cash flow, or alternative cash flow or valuation metrics for certain industries, or if the investment adviser expects the company to contribute to the fund’s long-term growth of capital based on factors such as whether the company is attractively valued or is positioned to benefit from innovation, economic growth, increasing consumer demand, or a turnaround in business conditions.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund normally invests at least 80% of its assets in growth investments.